Other liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Other liabilities, beginning balance	$ 396,132	$ 288,708
Increase (decrease) in other liabilities	202,560	173,086
Payments of other liabilities	(217,874)	(65,662)
Other liabilities, ending balance	380,818	396,132
Other current liabilities	143,187	62,800
Other non-current liabilities	237,631	333,332
Aircraft And Engine Lease Return Obligation [Member]
IfrsStatementLineItems [Line Items]
Other liabilities, beginning balance	377,377	287,208
Increase (decrease) in other liabilities	199,974	154,463
Payments of other liabilities	(199,075)	(64,294)
Other liabilities, ending balance	378,276	377,377
Employee Profit Sharing [Member]
IfrsStatementLineItems [Line Items]
Other liabilities, beginning balance	18,755	1,500
Increase (decrease) in other liabilities	905	18,623
Payments of other liabilities	(18,778)	(1,368)
Other liabilities, ending balance	882	18,755
Frequent Flyer Program Liability [Member]
IfrsStatementLineItems [Line Items]
Other liabilities, beginning balance
Increase (decrease) in other liabilities	1,681
Payments of other liabilities	(21)
Other liabilities, ending balance	$ 1,660